Accounts Receivable	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Accounts Receivable
11.	ACCOUNTS RECEIVABLE

		As of December 31,
	Notes	2020	2021
		HK$	HK$
Receivable from investment banking services	(i)	21,976,920	54,763,265
Receivable from brokers and clearing house	(ii)	19,864,662	21,406,257
Clients’ receivables	(ii)	35,508,668	10,345,158

		77,350,250	86,514,680

Notes:

(i)
The normal settlement terms of receivables from investment banking services are specific terms mutually agreed between the contracting parties. Receivable from investing banking services is non-interest
bearing. As of January 1, 20
20
, the Group has receivable arising from contracts with customers in investment banking services of HK$66,740,188.

(ii)
A
s of
J
anuary
 1, 2020, the Gr
ou
p had receivable
s
arising from contracts with customers in asset management
service of HK$
3,197,245.
As of December 31, 2021, included in the clients’ receivables are non-interest
bearing receivables arising from asset management service of HK$2,765,965 (2020: HK$34,208,077). There are normal settlement terms of those receivables which are specific terms mutually agreed between the contracting parties. The normal settlement terms of the remaining clients’ receivables and receivable from brokers and clearing house arising from asset management services are 2 days after trade date or at specific terms agreed with brokers and clearing house. Overdue clients’ receivable is interest-bearing.

The
Group seeks to maintain strict control over its outstanding receivables and has a credit control team to minimi
z
e credit risk. Overdue balances are reviewed regularly by senior management. The Group does no
t hold any collateral over its accounts receivable.
An aging analysis of the accounts receivable as of the end of the reporting periods, based on the invoice date, net of loss allowance is as follows:

	As of December 31,
	2020	2021
	HK$	HK$
Not yet due	67,241,210	74,048,058
Past due
Within 1 month	7,797,011	53,633
1 to 3 months	221,183	5,165,947
Over 3 months	2,090,846	7,247,042

	77,350,250	86,514,680

As of December 31, 2020 and 2021, accounts receivable was due from a number of reputable corporate clients, brokers and individual clients.
An impairment analysis of clients’ receivables, receivable from brokers and clearing house, and receivable from investment banking services is performed at each reporting date using probability of default approach to measure expected credit losses. The probability of default and loss given default are estimated based on the Group’s assessment on credit ratings of the accounts receivable and historical loss experience. The notion or categorization of credit risk rating is for internal risk management purposes and is not equivalent to the similar terms applied by other credit rating agencies. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The calculation of ECL considers forward looking information through the use of publicly available economic data and forecasts and management judgement to reflect the qualitative factors and through the use of multiple probability weighted scenarios.
An
impairment for loss allowance of HK$17,109,001
was made on receivables with gross amount of HK$
17,109,001
arising from investment banking service, and was further written off during the year ended December 31, 2020, as the directors of the Company considered there was no realistic prospect of recovery.
As of December 31, 2020, the probability of default ranged from 0.11% to 30.91% and the loss given default was estimated to be 45%. As of December 31, 2021, the probability of default ranged from 0.12% to 4.98% and the loss given default was estimated to be 45%.

	Internal credit risk rating
	AAA	AA	A	BBB	BB	CCC	Total
As of December 31, 2020

Expected credit loss rate	—	—	0.07%	0.05%	—	0.56%	—
Gross carrying amount (HK$‘000)	—	—	21,977	52,723	—	2,650	77,350

	Internal credit risk rating
	AAA	AA	A	BBB	BB	CCC	Total
As of December 31, 2021

Expected credit loss rate	—	—	0.10%	0.17%	—	0.10%	—
Gross carrying amount (HK$‘000)	—	—	54,763	24,218	—	7,534	86,515
The expected credit losses as of December 31, 2020 and 2021 were immaterial and no loss allowance for accounts receivable was provided.